Note 18 - Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Net sales	$ 13,887,407	$ 13,639,169	$ 14,863,428	$ 12,887,396	$ 18,249,535	$ 17,367,068	$ 18,957,175	$ 16,750,668	$ 55,277,400	$ 71,324,446	$ 87,828,590
Gross profit	4,213,327	3,472,161	3,996,750	2,404,140	4,941,600	4,491,454	5,309,134	3,562,559	14,086,378	18,304,747	27,873,200
Selling, general and administrative expenses	4,311,907	4,559,970	5,549,501	4,824,124	5,465,463	5,418,438	5,776,814	6,773,645	19,245,502	23,434,360	26,130,956
Loss before income taxes	(403,360)	(1,428,838)	(1,684,130)	(2,586,855)	(653,065)	(1,072,435)	(612,185)	(3,337,441)	$ (6,103,183)	$ (5,675,126)	$ 1,052,102
Net loss	$ (406,325)	$ (1,433,830)	$ (1,689,181)	$ (2,591,888)	$ (656,582)	$ (1,085,294)	$ (617,425)	$ (3,310,020)
Basic and diluted net loss per share (in dollars per share)	$ (0.06)	$ (0.20)	$ (0.23)	$ (0.35)	$ (0.09)	$ (0.15)	$ (0.08)	$ (0.44)	$ (0.83)	$ (0.77)	$ 0.14